Note 18 - Fair Value Disclosure Measurements - Assets Measured on a Nonrecurring Basis (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Impaired loans	$ 12,109,000	$ 12,430,000
Other real estate owned	212,000	934,000
Estimate of Fair Value Measurement [Member]
Impaired loans	3,072,000	6,498,000
Other real estate owned	32,000	511,000
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans
Other real estate owned
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans
Other real estate owned
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans	3,072,000	6,498,000
Other real estate owned	$ 32,000	$ 511,000